Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0	$ 0
Cash and cash equivalents		$ 0	$ 43,949